POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2025
POST-EMPLOYMENT BENEFITS
POST-EMPLOYMENT BENEFITS

31.POST-EMPLOYMENT BENEFITS

Defined contribution plans

SCHMID’s expenses for defined contribution plans were €1,840 thousand for the year ended 2025 (2024: €1,752 thousand, 2023: €1,677 thousand). No assets or liabilities are recognized in SCHMID’s balance sheet in respect of such plans, apart from regular prepayments and accruals of the contributions withheld from employees’ wages and salaries and of SCHMID’s contributions.

Defined benefit plan

Corporate post-retirement benefits are provided by SCHMID in Germany through a defined benefit plan with one beneficiary who is also a related party. The beneficiary was granted a fixed pension commitment in 2012 as part of a deferred compensation agreement in form of a lump-sum payment in the event of invalidity or reaching the age of 67. The Company has no plan assets in connection with the pension obligation.

The present value of the defined benefit obligation at the end of the fiscal year 2025 amounted to €969 thousand (December 31, 2024: €978 thousand, December 31, 2023: €894 thousand).

Reconciliation of the net defined benefit liability:

In € thousand	2025	2024
Net defined liability at January 1	978	894
Defined benefit income recognized in consolidated statement of profit or loss	33	36
Defined benefit cost recognized in other comprehensive income	(42)	44
Reclassification of other liabilities	—	4
Net defined liability at December 31	969	978

Reconciliation of the amount recognized in the consolidated statement of financial position:

In € thousand	2025	2024
Employee benefit obligations recognized as of January 1	978	894
Actuarial adjustments	(43)	44
Interest expense	34	36
Reclassification of other liabilities	—	4
Employee benefit obligations recognized as of December 31	969	978

The expense recognized in the consolidated statements of profit or loss and other comprehensive income is as follows

In € thousand	2025	2024	2023
Actuarial (gains) / losses deriving from changes in financial assumptions	43	46	(24)
Actuarial (gains) / losses deriving from experience adjustments	(1)	(2)	(2)
Included in other comprehensive income	42	44	(26)
Interest income	34	36	33
Included in the consolidated statements of profit or loss	34	36	33
Total included in the consolidated statements of profit or loss and other comprehensive income (loss)	76	80	7

The interest cost relating to the obligation is a component of the result from financing activities.

The following were the principal actuarial assumptions as of:

	12/31/2025	12/31/2024
Discount rate	4.0%	3.5%

Duration

The duration of the obligation is 10 years as of December 31, 2025 (December 31, 2024: 11 years).